Investments	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
(a) Fixed Maturities, Short-Term Investments and Equity Securities
Amortized Cost and Fair Value Summary
The cost (amortized cost for fixed maturities and short-term investments), fair value, gross unrealized gains and gross unrealized (losses), including OTTI recorded in accumulated other comprehensive income (“AOCI”) of the Company’s available for sale (“AFS”) and held to maturity (“HTM”) investments at December 31, 2013 and 2012 were as follows:

		Included in AOCI
December 31, 2013 (U.S. dollars in thousands)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit Related OTTI (1)
Fixed maturities - AFS
U.S. Government and Government-Related/Supported (2)	$2,484,193	$51,701	$(34,043)	$2,501,851	$—
Corporate (4) (5)	10,802,332	433,097	(109,599)	11,125,830	(4,758)
RMBS – Agency	3,540,101	68,098	(62,077)	3,546,122	—
RMBS – Non-Agency	396,798	33,096	(31,126)	398,768	(74,528)
CMBS	1,223,313	39,255	(15,773)	1,246,795	(2,753)
CDO	754,414	5,833	(42,934)	717,313	(2,036)
Other asset-backed securities (3)	1,210,384	40,560	(8,840)	1,242,104	(2,807)
U.S. States and political subdivisions of the States	1,821,499	55,083	(30,770)	1,845,812	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported (2)	4,878,840	80,961	(84,260)	4,875,541	—
Total fixed maturities - AFS	$27,111,874	$807,684	$(419,422)	$27,500,136	$(86,882)
Total short-term investments (2)	455,470	962	(144)	456,288	—
Total equity securities (6)	903,201	154,506	(17,470)	1,040,237	—
Total investments - AFS	$28,470,545	$963,152	$(437,036)	$28,996,661	$(86,882)
Fixed maturities - HTM
U.S. Government and Government-Related/Supported (2)	$10,993	$629	$—	$11,622	$—
Corporate	1,386,863	113,179	(968)	1,499,074	—
RMBS – Non-Agency	66,987	4,985	—	71,972	—
CMBS	144,924	11,864	—	156,788	—
Other asset-backed securities (3)	106,540	6,908	—	113,448	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported (2)	1,142,388	136,585	(642)	1,278,331	—
Total investments - HTM	$2,858,695	$274,150	$(1,610)	$3,131,235	$—

____________

(1)	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.

(2)
U.S. Government and Government-Related/Supported, Non-U.S. Sovereign Government, Provincials, Supranationals and Government-Related/Supported and Total short-term investments includes government-related securities with an amortized cost of $2,241.5 million and fair value of $2,275.6 million and U.S. Agencies with an amortized cost of $267.0 million and fair value of $284.3 million.

(3)
Covered Bonds within Fixed maturities - AFS with an amortized cost of $526.4 million and a fair value of $553.1 million and Covered Bonds within Fixed maturities - HTM with an amortized cost of $8.6 million and a fair value of $8.7 million are included within Other asset-backed securities to align the Company's classification to market indices.

(4)
Included within Corporate are certain medium term notes supported primarily by pools of European investment grade credit with varying degrees of leverage. The notes have a fair value of $154.6 million and an amortized cost of $147.7 million. These notes allow the investor to participate in cash flows of the underlying bonds including certain residual values, which could serve to either decrease or increase the ultimate values of these notes.

(5)
Included within Corporate are Tier One and Upper Tier Two securities, representing committed term debt and hybrid instruments, which are senior to the common and preferred equities of the financial institutions. These securities have a fair value of $282.2 million and an amortized cost of $286.2 million at December 31, 2013.

(6)	Included within Total equity securities are investments in fixed income funds with a fair value of $87.4 million and an amortized cost of $100.0 million at December 31, 2013.

		Included in AOCI
December 31, 2012 (U.S. dollars in thousands)	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-credit Related OTTI (1)
Fixed maturities - AFS
U.S. Government and Government-Related/Supported (2)	$1,906,044	$131,860	$(3,287)	$2,034,617	$—
Corporate (4) (5)	9,837,962	723,028	(78,990)	10,482,000	(11,453)
RMBS – Agency	5,054,097	206,931	(5,535)	5,255,493	—
RMBS – Non-Agency	678,469	46,132	(76,868)	647,733	(93,259)
CMBS	1,010,794	70,745	(4,288)	1,077,251	(2,962)
CDO	784,999	11,973	(87,156)	709,816	(4,872)
Other asset-backed securities (3)	1,426,483	59,663	(15,435)	1,470,711	(6,530)
U.S. States and political subdivisions of the States	1,767,669	146,294	(2,946)	1,911,017	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported (2)	4,078,289	188,186	(8,193)	4,258,282	—
Total fixed maturities - AFS	$26,544,806	$1,584,812	$(282,698)	$27,846,920	$(119,076)
Total short-term investments (2)	322,563	192	(52)	322,703	—
Total equity securities (6)	617,486	31,935	(62)	649,359	—
Total investments - AFS	$27,484,855	$1,616,939	$(282,812)	$28,818,982	$(119,076)
Fixed maturities - HTM
U.S. Government and Government-Related/Supported (2)	$10,788	$1,651	$—	$12,439	$—
Corporate	1,425,320	190,871	(794)	1,615,397	—
RMBS – Non-Agency	83,205	10,502	—	93,707	—
CMBS	12,751	2,048	—	14,799	—
Other asset-backed securities (3)	222,340	29,287	(167)	251,460	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported (2)	1,060,043	216,679	(1,720)	1,275,002	—
Total investments - HTM	$2,814,447	$451,038	$(2,681)	$3,262,804	$—

____________

(1)	Represents the non-credit component of OTTI losses, adjusted for subsequent sales of securities. It does not include the change in fair value subsequent to the impairment measurement date.

(2)
U.S. Government and Government-Related/Supported, Non-U.S. Sovereign Government, Provincials, Supranationals and Government-Related/Supported and Total short-term investments includes government-related securities with an amortized cost of $1,912.7 million and fair value of $1,988.5 million and U.S. Agencies with an amortized cost of $404.3 million and fair value of $446.7 million.

(3)
Covered Bonds within Fixed maturities - AFS with an amortized cost of $605.4 million and a fair value of $647.1 million and Covered Bonds within Fixed maturities - HTM with an amortized cost of $8.4 million and a fair value of $8.6 million are included within Other asset-backed securities to align the Company's classification to market indices.

(4)
Included within Corporate are certain medium term notes supported primarily by pools of European investment grade credit with varying degrees of leverage. The notes have a fair value of $194.3 million and an amortized cost of $194.8 million. These notes allow the investor to participate in cash flows of the underlying bonds including certain residual values, which could serve to either decrease or increase the ultimate values of these notes.

(5)
Included within Corporate are Tier One and Upper Tier Two securities, representing committed term debt and hybrid instruments, which are senior to the common and preferred equities of the financial institutions. These securities have a fair value of $308.5 million and an amortized cost of $327.6 million at December 31, 2012.

(6)	Included within Total equity securities are investments in fixed income funds with a fair value of $101.9 million and an amortized cost of $100.0 million at December 31, 2012.
At December 31, 2013 and 2012, approximately 2.6% and 2.9%, respectively, of the Company's fixed income investment portfolio at fair value was invested in securities that were below investment grade or not rated. Approximately 12.4% and 37.7% of the gross unrealized losses in the Company's fixed income securities portfolio at December 31, 2013 and 2012, respectively, related to securities that were below investment grade or not rated.
Contractual Maturities Summary
The contractual maturities of AFS and HTM fixed income securities at December 31, 2013 and 2012 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(U.S. dollars in thousands)	December 31,2013 (1)		December 31,2012 (1)
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturities - AFS
Due less than one year	$2,052,251	$2,060,365	$1,939,803	$1,952,250
Due after 1 through 5 years	10,075,087	10,305,986	8,521,090	8,877,512
Due after 5 through 10 years	5,474,120	5,507,450	4,701,391	5,065,158
Due after 10 years	2,385,406	2,475,233	2,427,680	2,790,996
	$19,986,864	$20,349,034	$17,589,964	$18,685,916
RMBS – Agency	$3,540,101	$3,546,122	$5,054,097	$5,255,493
RMBS – Non-Agency	396,798	398,768	678,469	647,733
CMBS	1,223,313	1,246,795	1,010,794	1,077,251
CDO	754,414	717,313	784,999	709,816
Other asset-backed securities	1,210,384	1,242,104	1,426,483	1,470,711
Total mortgage and asset-backed securities	$7,125,010	$7,151,102	$8,954,842	$9,161,004
Total fixed maturities - AFS	$27,111,874	$27,500,136	$26,544,806	$27,846,920
Fixed maturities - HTM
Due less than one year	$65,651	$66,766	$36,515	$37,580
Due after 1 through 5 years	240,802	255,322	195,121	205,562
Due after 5 through 10 years	455,633	492,095	377,541	420,008
Due after 10 years	1,778,158	1,974,844	1,886,974	2,239,688
	$2,540,244	$2,789,027	$2,496,151	$2,902,838
RMBS – Non-Agency	66,987	71,972	83,205	93,707
CMBS	144,924	156,788	12,751	14,799
Other asset-backed securities	106,540	113,448	222,340	251,460
Total mortgage and asset-backed securities	$318,451	$342,208	$318,296	$359,966
Total fixed maturities - HTM	$2,858,695	$3,131,235	$2,814,447	$3,262,804
____________

(1)
Included in the table above are Tier One and Upper Tier Two securities, representing committed term debt and hybrid instruments, which are senior to the common and preferred equities of the financial institutions, at their fair value of $282.2 million and $308.5 million at December 31, 2013 and December 31, 2012, respectively. These securities are reflected in the table based on their call date and have net unrealized losses of $4.0 million and $19.1 million at December 31, 2013 and December 31, 2012, respectively.

OTTI Considerations
Under final authoritative accounting guidance, a debt security for which amortized cost exceeds fair value is deemed to be other-than-temporarily impaired if it meets either of the following conditions: (a) the Company intends to sell, or it is more likely than not that the Company will be required to sell, the security before a recovery in value, or (b) the Company does not expect to recover the entire amortized cost basis of the security. Other than in a situation in which the Company has the intent to sell a debt security or more likely than not will be required to sell a debt security, the amount of the OTTI related to a credit loss on the security is recognized in earnings, and the amount of the OTTI related to other factors (e.g., interest rates, market conditions, etc.) is recorded as a component of OCI. The net amount recognized in earnings (“credit loss impairment”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment (“NPV”). The remaining difference between the security's NPV and its fair value is recognized in OCI. Subsequent changes in the fair value of these securities are included in OCI unless a further impairment is deemed to have occurred.
In the scenario where the Company has the intent to sell a security in which its amortized cost exceeds its fair value, or it is more likely than not it will be required to sell such a security, the entire difference between the security's amortized cost and its fair value is recognized in earnings.
The determination of credit losses is based on detailed analyses of underlying cash flows and other considerations. Such analyses require the use of certain assumptions to develop the estimated performance of underlying collateral. Key assumptions used include, but are not limited to, items such as RMBS default rates based on collateral duration in arrears, severity of losses on default by collateral class, collateral reinvestment rates and expected future general corporate default rates.
Factors considered for all securities on a quarterly basis in determining that a gross unrealized loss is not other-than-temporarily impaired include management's consideration of current and near term liquidity needs and other available sources of funds, an evaluation of the factors and time necessary for recovery and an assessment of whether the Company has the intention to sell or considers it more likely than not that it will be forced to sell a security.
Pledged Assets
Certain of the Company's invested assets are held in trust and pledged in support of insurance and reinsurance liabilities as well as credit facilities. Such pledges are largely required by the Company's operating subsidiaries that are “non-admitted” under U.S. state insurance regulations, in order for the U.S. cedant to receive statutory credit for reinsurance. Also, certain deposit liabilities and annuity contracts require the use of pledged assets. At December 31, 2013 and 2012, the Company had $15.5 billion and $16.9 billion in pledged assets, respectively.
(b) Gross Unrealized Losses
The following is an analysis of how long the AFS and HTM securities at December 31, 2013 and 2012 had been in a continual unrealized loss position:

December 31, 2013 (U.S. dollars in thousands)	Less than 12 months		Equal to or greater than 12 months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities and short-term investments - AFS
U.S. Government and Government-Related/Supported	$1,333,704	$(30,474)	$44,158	$(3,614)
Corporate	2,756,235	(59,497)	513,106	(50,160)
RMBS – Agency	1,485,261	(50,362)	169,704	(11,715)
RMBS – Non-Agency	14,204	(604)	240,946	(30,522)
CMBS	432,820	(6,816)	107,192	(8,957)
CDO	58,239	(217)	574,613	(42,717)
Other asset-backed securities	196,639	(2,149)	96,528	(6,691)
U.S. States and political subdivisions of the States	463,974	(23,124)	64,324	(7,646)
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	2,130,792	(56,866)	306,873	(27,435)
Total fixed maturities and short-term investments - AFS	$8,871,868	$(230,109)	$2,117,444	$(189,457)
Total equity securities	$155,453	$(17,470)	$—	$—
Fixed maturities -HTM
Corporate	$46,034	$(941)	$642	$(27)
Other asset-backed securities	—	—	—	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	—	11,894	(642)
Total fixed maturities - HTM	$46,034	$(941)	$12,536	$(669)

December 31, 2012 (U.S. dollars in thousands)	Less than 12 months		Equal to or greater than 12 months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities and short-term investments - AFS
U.S. Government and Government-Related/Supported	$307,879	$(2,847)	$9,951	$(471)
Corporate	476,454	(10,603)	607,796	(68,387)
RMBS – Agency	578,823	(4,541)	11,135	(994)
RMBS – Non-Agency	6,674	(450)	448,555	(76,418)
CMBS	92,899	(666)	23,580	(3,622)
CDO	243	(1)	694,351	(87,155)
Other asset-backed securities	111,431	(531)	93,388	(14,904)
U.S. States and political subdivisions of the States	77,273	(1,407)	12,851	(1,539)
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	355,409	(1,378)	131,884	(6,836)
Total fixed maturities and short-term investments - AFS	$2,007,085	$(22,424)	$2,033,491	$(260,326)
Total equity securities	$615	$(62)	$—	$—
Fixed maturities -HTM
Corporate	$4,568	$(31)	$23,005	$(763)
Other asset-backed securities	1,239	(167)	—	—
Non-U.S. Sovereign Government, Provincial, Supranational and Government-Related/Supported	—	—	10,518	(1,720)
Total fixed maturities - HTM	$5,807	$(198)	$33,523	$(2,483)

The Company had gross unrealized losses totaling $437.0 million on 2,286 securities out of a total of 7,930 held at December 31, 2013 in its AFS portfolio and $1.6 million on 4 securities out of a total of 203 held in its HTM portfolio, which it considers to be temporarily impaired or with respect to which reflects non-credit losses on other-than-temporarily impaired assets. Individual security positions comprising this balance have been evaluated by management to determine the severity of these impairments and whether they should be considered other-than-temporary. Management believes it is more likely than not that the issuer will be able to fund sufficient principal and interest payments to support the current amortized cost.
Management, in its assessment of whether securities in a gross unrealized loss position are temporarily impaired, as described above, considers the significance of the impairments. At December 31, 2013, the Company had structured credit securities with gross unrealized losses of $12.2 million, which had a fair value of $4.1 million, and a cumulative fair value decline of greater than 50% of amortized cost. All of these securities are mortgage and asset-backed securities. These greater than 50% impaired securities include gross unrealized losses of $0.2 million on non-Agency RMBS, $11.4 million on CDOs and $0.5 million on CMBS holdings.
(c) Net Investment Income
Net investment income for the years ended December 31 is derived from the following sources:

(U.S. dollars in thousands)	2013	2012	2011
Fixed maturities, short term investments and cash equivalents	982,275	1,046,255	1,178,038
Equity securities and other investments	35,388	29,807	17,804
Funds withheld	12,783	12,090	12,240
Total gross investment income	1,030,446	1,088,152	1,208,082
Investment expenses	(72,730)	(75,804)	(70,313)
Net investment income	957,716	1,012,348	1,137,769

(d) Net Realized Gains (Losses)
The following represents an analysis of net realized gains (losses) and the change in unrealized gains (losses) on investments for the years ended December 31:

(U.S. dollars in thousands)	2013	2012	2011
Net realized gains (losses):
Fixed maturities, short term investments, cash and cash equivalents:
Gross realized gains	$129,479	$163,328	$185,530
Gross realized losses on investments sold	(84,703)	(107,033)	(225,360)
OTTI on investments, net of amounts transferred to other comprehensive income	(16,282)	(74,245)	(159,435)
Net realized gains (losses)	$28,494	$(17,950)	$(199,265)
Equity securities:
Gross realized gains	$29,402	$42,009	$2,194
Gross realized losses on investments sold	(3,185)	(7,121)	(4,264)
OTTI on investments, net of amounts transferred to other comprehensive income	(17)	(3,746)	—
Net realized gains (losses)	$26,200	$31,142	$(2,070)
Other investments:
Gross realized gains	$46,934	$11,610	$18,505
Gross realized losses on investments sold	(13,851)	(7,983)	(4,792)
OTTI on investments, net of amounts transferred to other comprehensive income	—	(2,721)	(737)
Net realized gains (losses)	$33,083	$906	$12,976
Net realized gains (losses) on investments	$87,777	$14,098	$(188,359)
Net realized and unrealized gains (losses) on investment related derivative instruments	6,367	(1,228)	(22,981)
Net realized gains (losses) on investments and net realized and unrealized gains (losses) on investment related derivative instruments	$94,144	$12,870	$(211,340)
Change in unrealized gains (losses):
Fixed maturities – AFS	$(913,174)	$884,259	$598,542
Fixed maturities – HTM	(175,817)	221,647	212,419
Equity securities	105,163	44,361	(40,518)
Affiliates and other investments	26,636	46,163	25,269
Net change in unrealized gains (losses) on investments	$(957,192)	$1,196,430	$795,712
Total net realized gains (losses) on investments, net realized and unrealized gains (losses) on investment related derivative instruments, and net change in unrealized gains (losses) on investments	$(863,048)	$1,209,300	$584,372

The significant components of the net impairment charges of $16.3 million for the year ended December 31, 2013 were:

•
$7.7 million for structured securities, principally non-Agency RMBS, where management determined that the likely recovery on these securities was below the carrying value and, accordingly, recorded an impairment of the securities to the discounted value of the cash flows expected to be received on these securities.

•
$4.3 million related to medium term notes backed primarily by European investment grade credit. On certain notes, management concluded that expected future returns on the underlying assets were not sufficient to support the previously reported amortized cost.

•	$4.3 million related to foreign exchange losses.
The following table sets forth the amount of credit loss impairments on fixed income securities held by the Company as of the dates or the periods indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

Credit Loss Impairments (U.S. dollars in thousands)	2013	2012
Opening balance at beginning of indicated period	$268,708	$333,379
Credit loss impairment recognized in the current period on securities not previously impaired	806	13,000
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(92,167)	(114,056)
Credit loss impairments previously recognized on securities impaired to fair value during the period	—	(271)
Additional credit loss impairments recognized in the current period on securities previously impaired	11,182	52,869
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(13,724)	(16,213)
Closing balance at end of indicated period	$174,805	$268,708

During the year ended December 31, 2013 and 2012, the $92.2 million and $114.1 million, respectively, of credit loss impairments previously recognized on securities that matured, or were paid down, prepaid or sold, includes $66.1 million and $56.9 million, respectively, of non-Agency RMBS.